Incorporated herein by reference is a supplement to the prospectus of MFS Global Bond Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of MFS Growth Fund, a series of MFS Series Trust II (File No. 033-07637), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).

Incorporated herein by reference is a supplement to the prospectus of Massachusetts Investors Growth Stock Fund, a series of Massachusetts Investors Growth Stock Fund (File No. 002-14677), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 10, 2017 (SEC Accession No. 0001104659-17-022396).